Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

Note 17 — EQUITY

Ordinary shares

The Company was incorporated in the British Virgin Islands on May 27, 2024, with an authorized share capital of US$50,000 divided into 50,000 ordinary shares of US$1.00 each.

On May 27, 2024, to facilitate the initial public offering and as part of the step of the Company’s reorganization process, 1,000 ordinary shares of the Company were issued to the participating shareholders on a pro rata basis in connection with the restructuring of the Company at par value of US$1.00.

On September 24, 2024, the shareholders of the Company contributed a total of 11,690,000HKD in proportion to its wholly-owned Hong Kong subsidiary, JM Manufacturing (HK) Limited, to increase the subsidiary’s share capital from 10,000HKD to 11,700,000HKD without insurance of additional ordinary shares by the subsidiary.

On July 24, 2025, the Company effected a share split of all issued and outstanding shares of 1,000 shares at a ratio of 1-to-16,000. As a result of the share split, the Company now has 16,000,000 ordinary shares issued and outstanding, par value of US$0.0000625 per share as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to a share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 16,000 for 1 share.

All shares rank equally with regard to the Predecessor’s residual assets. The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Predecessor.

Dividend

The Company has accounted for advance to certain shareholder as a reduction of capital in the form of dividends.

During the year ended September 30, 2023, the Company declared and paid HKD9,000,000 to its shareholders on October 31, 2022. The dividend per share was HKD900.

During the year ended September 30, 2024 and 2025, the Company didn’t declare and paid any dividend to its shareholders.